Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 4,740	$ 1,917
Cash and cash equivalents	30,681	31,111	$ 22,472	$ 22,468
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 4,668	$ 3,890